SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Total	$ 1,207,686	$ 909,651	$ 328,567
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total		72,987	185,126
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 1,207,686	$ 836,664	$ 143,441